Income Taxes - Reconciliation of Statutory Federal Income Tax Rate to Our Effective Rate for Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of statutory federal income tax rate to effective rate for continuing operations
Statutory federal income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax	5.20%	0.10%	3.50%
Valuation allowance	(36.50%)	(36.90%)	(36.30%)
Permanent differences	1.90%	(1.30%)	(3.30%)
Other		1.20%
Total effective rate for continuing operations	5.60%	(1.90%)	(1.10%)